Cash Flow Information (Summary of Cash Flow Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Expenditures [Abstract]
Capital expenditures and investments attributable to Predecessors	[1]	$ 611.0	$ 588.2	$ 112.2
Capital expenditures and investments attributable to the Partnership	[1]	205.0	66.1	3.9
Capital Expenditures And Investments	[1],[2]	872.4	540.5	102.6
Change in capital expenditure accruals	[1]	(56.4)
Change in capital expenditure accruals	[1]		113.8	13.5
Total capital expenditures and investments	[1]	816.0	654.3	116.1
Noncash Investing and Financing Items [Abstract]
Certain liabilities of acquired assets retained by Phillips 66	[3]		14.8
Contributions of net assets into joint ventures		43.1
Cash Payments, Interest and debt expense
Interest and debt expense		17.8	3.3	$ 0.3
Cash Payments, Income taxes
Income taxes		$ 0.3	$ 0.2

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.
[2]	See Note 19—Cash Flow Information for additional information.
[3]	Certain liabilities of assets acquired from Phillips 66 were retained by Phillips 66, pursuant to the terms of various agreements under which we acquired assets from Phillips 66 since the Offering. See Note 14—Contingencies for additional information on these excluded liabilities associated with the Acquired Assets.